OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2013	2012

Government authorities	$546	$172
Prepaid expenses	418	344
Foreign currency forward and options contracts	330	517
Grants receivable from the OCS	680	2,313
Accrued interest	645	577
Others	534	382

Total	$3,153	$4,305